Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Net deferred tax assets and liabilities [abstract]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
17.1 Details of deferred income tax assets and liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Assets		Liabilities		Net amount
Other provisions	￦	219,460	￦	—	￦	219,460
Allowances for credit losses		17,060		—		17,060
Impairment losses of property and equipment		10,543		(1,359)		9,184
Share-based payments		36,962		—		36,962
Provisions for acceptances and guarantees		16,172		(163)		16,009
Gains or losses on valuation of derivatives		296,164		(225,773)		70,391
Present value discount		11,952		(14)		11,938
Gains or losses on fair value hedge		—		(45,741)		(45,741)
Accrued interest		1,679		(262,437)		(260,758)
Deferred loan origination fees and costs		16,278		(189,207)		(172,929)
Advanced depreciation provision		—		(4,003)		(4,003)
Gains or losses on revaluation		313		(290,227)		(289,914)
Investments in subsidiaries and others		77,426		(248,692)		(171,266)
Gains or losses on valuation of security investment		489,018		(448,460)		40,558
Defined benefit liabilities		619,544		—		619,544
Accrued expenses		365,702		—		365,702
Retirement insurance expense		—		(590,749)		(590,749)
Adjustments to the prepaid contributions		—		(49,134)		(49,134)
Derivative-linked securities		6,883		(86,112)		(79,229)
Others*		1,244,462		(2,391,015)		(1,146,553)

		3,429,618		(4,833,086)		(1,403,468)

Offsetting of deferred income tax assets and liabilities		(3,150,794)		3,150,794		—

	￦	278,824	￦	(1,682,292)	￦	(1,403,468)

(In millions of Korean won)	December 31, 2025
	Assets		Liabilities		Net amount
Other provisions	￦	233,337	￦	—	￦	233,337
Allowances for credit losses		44,300		(2,355)		41,945
Impairment losses of property and equipment		10,614		(1,164)		9,450
Interest on equity index-linked deposits		362		—		362
Share-based payments		49,752		—		49,752
Provisions for acceptances and guarantees		14,464		(164)		14,300
Gains or losses on valuation of derivatives		324,878		(341,168)		(16,290)
Present value discount		11,439		(239)		11,200
Gains or losses on fair value hedge		—		(36,979)		(36,979)
Accrued interest		(14)		(290,542)		(290,556)
Deferred loan origination fees and costs		16,103		(200,328)		(184,225)
Advanced depreciation provision		—		(4,170)		(4,170)
Gains or losses on revaluation		326		(284,230)		(283,904)
Investments in subsidiaries and others		89,649		(298,302)		(208,653)
Gains or losses on valuation of security investment		1,045,397		(444,901)		600,496
Defined benefit liabilities		651,974		—		651,974
Accrued expenses		403,784		—		403,784
Retirement insurance expense		—		(666,714)		(666,714)
Adjustments to the prepaid contributions		—		(79,010)		(79,010)
Derivative-linked securities		9,051		(43,669)		(34,618)
Others*		1,221,261		(3,058,788)		(1,837,527)

		4,126,677		(5,752,723)		(1,626,046)

Offsetting of deferred income tax assets and liabilities		(3,933,643)		3,933,643		—

	￦	193,034	￦	(1,819,080)	￦	(1,626,046)

*	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..
17.2 Unrecognized Deferred Income Tax Assets
17.2.1 No deferred income tax assets have been recognized for the deductible temporary differences of ￦
3,868,075 million associated with investments in subsidiaries as of December 31, 2025, because it is not probable that these temporary differences will reverse in the foreseeable future.
17.2.2 No deferred income tax assets have been recognized for the deductible temporary differences of ￦
333,405 million related to other provisions
and ￦
92,618 million associated with others as of December 31, 2025, due to the uncertainty that these temporary differences will be realized in the future.
17.3 Unrecognized Deferred Income Tax Liabilities
17.3.1 No deferred income tax liabilities have been recognized for the taxable temporary differences of ￦
816,745 million associated with investments in subsidiaries as of December 31, 2025, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary differences.
•	It is probable that these temporary differences will not reverse in the foreseeable future.
17.3.2 No deferred income tax liabilities have been recognized as of December 31, 2025, for the taxable temporary differences of ￦
65,288 million related to the initial recognition of goodwill arising from the merger of Housing and Commercial Bank in 2001.

17.4 Changes in cumulative temporary differences for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning		Decrease		Increase		Ending
Deductible temporary differences
Other provisions	￦	1,202,725	￦	1,173,243	￦	800,375	￦	829,857
Allowances for credit losses		113,157		114,700		66,566		65,023
Impairment losses of property and equipment		30,774		21,585		29,263		38,452
Deferred loan origination fees and costs		55,278		11,323		17,705		61,660
Share-based payments		92,146		81,835		129,695		140,006
Provisions for acceptances and guarantees		185,290		185,290		60,642		60,642
Gains or losses on valuation of derivatives		904,830		904,830		1,122,015		1,122,015
Present value discount		54,815		54,815		45,274		45,274
Investments in subsidiaries and others		3,112,619		102,105		1,173,735		4,184,249
Gains or losses on valuation of security investment		3,456,456		3,450,487		1,848,240		1,854,209
Defined benefit liabilities		2,174,727		306,292		478,321		2,346,756
Accrued expenses		1,225,697		1,220,348		1,381,574		1,386,923
Derivative-linked securities		21,725		21,725		26,070		26,070
Others 1		3,052,860		1,222,782		2,076,926		3,907,004

		15,683,099		8,871,360		9,256,401		16,068,140

Unrecognized deferred income tax assets
Other provisions		404						404
Investments in subsidiaries and others		2,948,424						3,914,339
Others		85,346						98,004

		12,648,925						12,055,393
Tax rate (%)		26.4						26.4

Total deferred income tax assets	￦	3,637,726					￦	3,429,618

Taxable temporary differences
Gains or losses on fair value hedge	￦	(216,460)	￦	(43,200)	￦	—	￦	(173,260)
Accrued interest		(809,501)		(718,384)		(902,961)		(994,078)
Impairment losses of property and equipment		(3,288)		(179)		—		(3,109)
Deferred loan origination fees and costs		(666,878)		(666,878)		(716,693)		(716,693)
Advanced depreciation provision		(15,163)		(9,097)		(9,097)		(15,163)
Gains or losses on valuation of derivatives		(698,745)		(698,745)		(855,200)		(855,200)
Present value discount		(2,745)		(2,745)		(3,719)		(3,719)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,100,555)		(38,949)		(37,738)		(1,099,344)
Investments in subsidiaries and others		(2,134,355)		(146,755)		(680,823)		(2,668,423)
Gains or losses on valuation of security investment		(1,282,875)		(1,240,160)		(1,648,762)		(1,691,477)
Defined benefit liabilities		(97)		(97)		—		—
Retirement insurance expense		(2,371,534)		(326,432)		(192,585)		(2,237,687)
Adjustments to the prepaid contributions		(125,019)		(125,019)		(186,113)		(186,113)
Derivative-linked securities		(994,405)		(994,405)		(326,181)		(326,181)
Others 1		(11,042,857)		(2,848,140)		(282,927)		(8,477,644)

		(21,529,765)		(7,859,185)		(5,842,799)		(19,513,379)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(1,220,925)						(1,744,044)
Others		(446)						(522)

		(20,243,106)						(17,703,525)
Tax rate (%)		26.4						26.4

Total deferred income tax liabilities	￦	(5,458,413)					￦	(4,833,086)

1	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..

(In millions of Korean won)	2025
	Beginning		Decrease		Increase		Ending
Deductible temporary differences
Other provisions	￦	829,857	￦	806,030	￦	1,156,244	￦	1,180,071
Allowances for credit losses		65,023		52,046		148,519		161,496
Impairment losses of property and equipment		38,452		25,506		25,241		38,187
Deferred loan origination fees and costs		61,660		13,802		10,698		58,556
Interest on equity index-linked deposits		—		—		1,317		1,317
Share-based payments		140,006		125,469		166,378		180,915
Provisions for acceptances and guarantees		60,642		60,642		52,000		52,000
Gains or losses on valuation of derivatives		1,122,015		1,122,015		1,181,547		1,181,547
Present value discount		45,274		45,274		41,596		41,596
Investments in subsidiaries and others		4,184,249		61,624		77,520		4,200,145
Gains or losses on valuation of security investment		1,854,209		1,844,634		3,791,454		3,801,029
Defined benefit liabilities		2,346,756		348,897		372,956		2,370,815
Accrued expenses		1,386,923		1,380,332		1,461,345		1,467,936
Derivative-linked securities		26,070		26,070		32,913		32,913
Others 1		3,907,004		1,752,786		1,416,838		3,571,056

		16,068,140		7,665,127		9,936,566		18,339,579

Unrecognized deferred income tax assets
Other provisions		404						333,405
Investments in subsidiaries and others		3,914,339						3,868,075
Others		98,004						92,618

		12,055,393						14,045,481
Tax rate (%) 2		26.4						27.5

Total deferred income tax assets	￦	3,429,618					￦	4,126,677

Taxable temporary differences
Gains or losses on fair value hedge	￦	(173,260)	￦	(173,260)	￦	(134,469)	￦	(134,469)
Accrued interest		(994,078)		(916,788)		(979,229)		(1,056,519)
Allowances for credit losses		—		—		(8,563)		(8,563)
Impairment losses of property and equipment		(3,109)		(1,713)		102		(1,294)
Deferred loan origination fees and costs		(716,693)		(716,708)		(728,480)		(728,465)
Advanced depreciation provision		(15,163)		(9,097)		(9,097)		(15,163)
Gains or losses on valuation of derivatives		(855,200)		(883,359)		(1,248,314)		(1,220,155)
Present value discount		(3,719)		(3,719)		(26,382)		(26,382)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,099,344)		(98,214)		(32,435)		(1,033,565)
Investments in subsidiaries and others		(2,668,423)		(259,981)		467,200		(1,941,242)
Gains or losses on valuation of security investment		(1,691,477)		(1,652,548)		(1,561,787)		(1,600,716)
Retirement insurance expense		(2,237,687)		(177,945)		(364,671)		(2,424,413)
Adjustments to the prepaid contributions		(186,113)		(186,113)		(287,309)		(287,309)
Derivative-linked securities		(326,181)		(326,181)		(158,793)		(158,793)
Others 1		(8,477,644)		(523,001)		(2,467,103)		(10,421,746)

		(19,513,379)		(5,928,627)		(7,539,330)		(21,124,082)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(1,744,044)						(816,745)
Others		(522)						(28,537)

		(17,703,525)						(20,213,512)
Tax rate (%) 2		26.4						27.5

Total deferred income tax liabilities	￦	(4,833,086)					￦	(5,752,723)

1	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..
2	Deferred tax assets (liabilities) expected to be realized after 2026 have been measured at 27.5%.